Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false